CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (12,311)	$ (17,787)	$ 6,448
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Bad debt provisions	100	258	412
Depreciation and amortization	2,836	3,954	1,334
Amortization of right-of-use asset	17	571	946
Impairment of fixed assets and crypotcurrencies	4,510	0	0
Share-based compensation	60	186	186
Loss from and impairment on long-term investments	2,670	2,990	2,947
Loss on disposal of property and equipment	0	0	13
Cost of non-deductible input VAT that generated in prior years	27	521	1,318
Other income on concession payable waived	0	0	(563)
Other income on disposal of subsidiaries	0	0	(8,974)
Income tax benefit due to reverse of UTP	0	0	(11,065)
Changes in assets and liabilities
Accounts receivable	737	7,882	(1,717)
Prepaid concession fees	628	(628)	724
Other current assets	614	547	(606)
Cryptocurrency, less impairment	228	(659)
Long-term deposits	142	(131)	499
Amount due from related parties	0	27	1
Accounts payable	(2,591)	(3,846)	1,075
Accrued expenses and other current liabilities	(331)	620	141
Deferred revenue	4,317	839	(327)
Amount due to related parties	76	0	821
Income tax payable	(1,098)	571	1,391
Lease liabilities	(17)	(890)	(559)
Net cash (used in) provided by operating activities	614	(4,975)	(5,555)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	(83)	(2,805)
Proceeds from disposal of equity investment	0	0	7,245
Proceeds from disposal of subsidiaries	0	435	0
Net cash provided by investing activities	0	352	4,440
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term bank loans	10,745	18,938	5,217
Cash repaid for short-term bank loans	(11,942)	(6,762)	0
Cash repaid for long-term loan	0	(2,605)	(145)
Cash repaid to third party	(537)	(18,171)	0
Cash received from loans due to related parties	1,098	0	0
Cash received from loans due to third parties	2,449	0	0
Loans provided to related parties	(601)	0	0
Cash repaid for loan due to related parties	0	(1,531)	(1,849)
Capital contribution from non-controlling interest	0	698	1,449
Financing received from the third parties	0	0	14,492
Net cash provided by (used in) financing activities	1,212	(9,433)	19,164
Effect of exchange rate changes	(833)	367	690
Net increase (decrease) in cash, cash equivalents and restricted cash	1,131	(14,041)	14,651
Cash, cash equivalents and restricted cash, at beginning of year	1,569	15,610	959
Cash, cash equivalents and restricted cash, at end of year	2,700	1,569	15,610
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	12	72	16
Interests paid	838	784	326
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	34,179	8,950	2,531
Dividend from a RPT to settle the payable to that RPT	0	0	679
Recognition of right-of-use and lease payment liability	$ 0	$ 94	$ 59